Derivatives - Summary Of Overview Of The Group's Hedge Accounting (Details)	12 Months Ended
Dec. 31, 2025
Fair value hedges
Disclosure of detailed information about hedges [line items]
Description of nature of risk being hedged	In this hedging relationship, only the market interest rate fluctuation, which is the most significant part of the fair value change of the hedged item, is designated as the hedged risk, and other risk factors including credit risk are not included in the hedged risk. Therefore, the ineffective portion of the hedge could arise from fluctuations in the timing of the cash flow of the hedged item, price margin set by counterparty of hedging instrument, and unilateral change in credit risk of any party of hedging instrument. The interest rate swap agreements and the hedged items are subject to fluctuations in the underlying market rate of interest, and the Group expects the fair value of the interest rate swap contract and the value of the hedged item to generally change in the opposite direction. The fair value of the interest rate swap at the end of the reporting period is determined by discounting future cash flows estimated by using the yield curve at the end of the reporting period and the credit risk embedded in the contract and the average interest rate is determined based on the outstanding balance at the end of the reporting period. The variable interest rate applied to the interest rate swap is Compounding SOFR or CD 3M plus spread. In accordance with the terms of each interest rate swap contract designated as a hedging instrument, the Group receives interest at a fixed interest rate and pays interest at a variable interest rate.
Fair value hedges | Debentures
Disclosure of detailed information about hedges [line items]
Description of types of hedge	As of December 31, 2025, the Group has applied fair value hedge on fixed interest rate foreign currency denominated debentures amounting to 3,763,978 million Won, and local currency denominated debentures amounting to 282,646 million Won.
Description of financial instrument designated as hedging instrument	Pursuant to the interest rate swap agreement, by swapping the calculated difference between the fixed interest rate and floating interest rate applied to the nominal value, the fair value fluctuation risk is hedged as the foreign currency denominated debentures and local currency debentures fixed interest rate terms are converted to floating interest rate. Pursuant to the interest rate swap agreement, hedge ratio is determined by matching the nominal value of hedging instrument to the face value of the hedged item.
Description of nature of risk being hedged	The purpose of the hedging is to avoid fair value volatility risk of fixed interest rates foreign and local currency denominated debentures derived from fluctuations of market interest rate, and as such the Group entered into interest rate swap agreements designated as hedging instruments.
Fair value hedges | Foreign currency bond
Disclosure of detailed information about hedges [line items]
Description of types of hedge	As of December 31, 2025, the Group has applied fair value hedging for foreign currency securities amounting to 795,677 million Won and foreign currency private bonds amounting to 76,793 million Won.
Description of financial instrument designated as hedging instrument	The forward currency contracts are executed with the condition of selling foreign currencies on a future specific date, at a predetermined agreed amount and exchange rate. On the initiation date, the contract amount is exchanged, and on the termination date, the contracted foreign currency principal is returned. As a result, through hedging transactions, the group offsets valuation gains and losses from exchange rate fluctuations of foreign currency-denominated assets, thereby removing fair value fluctuation risk linked to foreign currency securities and bonds. The hedge ratio is determined through a method that ensures fair value changes in the hedging instruments and hedged items effectively offset each other to a similar extent.
Description of nature of risk being hedged	The purpose of the hedging is to avoid fair value volatility risk of foreign currency securities and foreign currency private bonds derived from exchange rate changes. To achieve this purpose, the group has entered into forward currency contracts designated as hedging instruments.
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Description of financial instrument designated as hedging instrument	By exchanging a predetermined nominal amount as set forth in the interest rate swap contract adjusted by the differences between the fixed and variable interest rates, the variable interest rate terms of the Korean won-denominated variable rate bond are converted to fixed interest rate terms, thereby eliminating the cash flow volatility risk. In addition, this also means a payment of predetermined principal amount as set forth in the currency swap adjusted by fixed interest rate, an exchange of an amount calculated by applying variable interest rate to USD or applying fixed interest rate to USD, and an exchange of the principal denominated in KRW and principal denominated in foreign currency at maturity eliminating cash flow fluctuation risk on principal and interest. The hedge ratio is determined by matching the nominal amount of the hedging instrument to the face amount of the hedged item in accordance with interest rate swap and currency swap. Only interest rate and foreign exchange rate fluctuation risks, which are the most significant factors in the cash flow fluctuation of the hedged item, are addressed in this hedging relationship, and other risk factors such as credit risk are not subject to hedging. Accordingly, hedge ineffectiveness may arise from price margin set by the counterparty of hedging instruments and unilateral change in credit risk of any party in the transaction. The interest rate swap, currency swap contract and the hedged item are all affected by the changes in market interest rate and foreign exchange rates which are basic factors. The Group expects that the value of interest rate swap contracts, currency swap contracts, and value of the hedged item will generally fluctuate in opposite direction.
Cash flow hedges | Debentures
Disclosure of detailed information about hedges [line items]
Description of types of hedge	As of December 31, 2025, the Group has applied cash flow hedge on foreign currency denominated debentures amounting to 1,350,562 million Won, and local currency denominated debentures amounting to 59,952 million Won.
Description of nature of risk being hedged	The Group’s hedging strategies are to ① Mitigate risks of cash flow fluctuation from variable interest rate debentures on local currency due to changes in market interest rate by entering into an interest rate swap contract and thereby designating it as hedging instrument; ② Mitigate the risks of cash flow fluctuation from principal and interest of variable interest rate debentures denominated in foreign currency due to changes in foreign exchange rates and interest rates by entering into a currency swap contract and thereby designating it as hedging instrument; ③ Mitigate the risks of cash flow fluctuation from principal and interest of fixed interest rate debentures denominated in foreign currency due to changes in foreign exchange rates and ④ Mitigate the risks of cash flow fluctuation in variable interest rate foreign currency borrowings resulting from changes in market interest rates and designate it as a hedging instrument through entering into currency swap contracts and interest rate swap contracts.
Cash flow hedges | Foreign Private Bonds
Disclosure of detailed information about hedges [line items]
Description of types of hedge	As of December 31, 2025, the Group has applied cash flow hedges to manage the risks associated with foreign currency securities amounting to 5,858,666 million Won, foreign currency private bonds totaling 232,211 million Won, and anticipated bond purchase transactions. The objective of these hedging measures is to
Description of financial instrument designated as hedging instrument	Forward currency contracts are used to eliminate cash flow volatility arising from exchange rate fluctuations of anticipated transactions in foreign currency by agreeing to sell foreign currency at a pre-established rate on a future date. These contracts are designated as hedging instruments to offset cash flow variations caused by exchange rate changes on foreign currency-denominated items. The hedge ratio is determined by aligning the nominal amount of the hedging instrument with the face value of the hedged item.
Description of nature of risk being hedged	mitigate the risk of changes in fair value from foreign currency securities and private bonds due to exchange rate changes. To achieve these objectives, the entity utilizes forward currency contracts as designated hedging instruments. The objective of these hedging measures is to mitigate the risk of cash flow fluctuations from foreign currency securities and private bonds due to exchange rate changes, as well as the price risk of future purchases of treasury and foreign government bonds. To achieve these objectives, the entity utilizes forward currency contracts, currency swaps, and bond forward contracts as designated hedging instruments.
Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Description of types of hedge	A portion of the Group’s net investments in Woori America Bank, Woori Bank (Cambodia) PLC, Woori Global Markets Asia Limited, and overseas branch are hedged in USD denominated foreign currency bonds (Carrying amount as of December 31, 2025: USD 863,959,317) and mitigate foreign exchange risk arising from the net assets of subsidiaries. The debenture has been designated as a hedging instrument for the value change of net investments, which arises from fluctuation in the spot exchange rate between USD and KRW.
Description of financial instrument designated as hedging instrument	To evaluate the effectiveness of the hedge, the Group determines the economic relationship between the hedging instrument and hedged item by comparing (offsetting) changes in the number of foreign investments due to spot exchange rate fluctuation and in the carrying amount of the liabilities due to spot exchange rate fluctuation. The Group’s policy is to hedge the net investment amount only within the principal range of the liabilities.
Description of nature of risk being hedged	Foreign currency exposure arises from the Group’s net investments in Woori America Bank, Woori Bank (Cambodia) PLC, Woori Global Markets Asia Limited, and overseas branch which use USD as their functional currency. The risk arises from fluctuations in the spot exchange rate between USD and KRW. This may result in different net investment amounts. The risk hedged in the net investment hedging is the fluctuation risk of KRW against USD, which may reduce the carrying amount of the Group’s net investments in Woori America Bank, Woori Bank (Cambodia) PLC, Woori Global Markets Asia Limited, and overseas branch.